Average Annual Total Returns - FidelityDiversifiedInternationalK6Fund-PRO - FidelityDiversifiedInternationalK6Fund-PRO - Fidelity Diversified International K6 Fund	Dec. 30, 2023
Fidelity Diversified International K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(23.30%)
Past 5 years	2.69%
Since Inception	3.92%	[1]
MS001
Average Annual Return:
Past 1 year	(14.27%)
Past 5 years	1.75%
Since Inception	3.25%	[1]

[1]	AFrom May 25, 2017.